UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21495

The Merit Advisors Investment Trust

(Exact name of registrant as specified in charter)

11032 Quail Pointe Drive, Oklahoma City, Oklahoma 73134-1002

(Address of principal executive offices)               (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         800-430-3863

Date of fiscal year end:  4/30

Date of reporting period: 10/31/05

Item 1.  Reports to Stockholders.

MERIT TACTICAL TREASURY FUND

a series of the Merit Advisors Investment Trust

2005 Semi-Annual Report

October 31, 2005

INVESTMENT ADVISOR
Merit Advisors, Inc.
13905 Quail Pointe Drive
Oklahoma City, Oklahoma 73134-1002

DISTRIBUTOR
Aquarius Fund Distributors, LLC
1005 South 107th Street
Omaha, Nebraska 68137

This report and the financial statements contained herein are submitted for the general Information of the shareholders of the Merit Tactical Treasury Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.   Mutual Fund shares are not deposits or obligations of, or guaranteed by, any depository institution.   Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.   Neither the Fund nor the Fund’s Distributor is a bank.

Merit Tactical Treasury Fund
INVESTMENT REVIEW (Unaudited)

Performance Review - For the Period Ended October 31, 2005
		Since
Performance Information [not annualized]:	3 Months	Inception (1)
Class A Shares
Without Sales Charge	1.72%	3.54%
With Sales Charge (2)	(3.09)%	(1.40)%

Class N Shares	N/A	0.24%

(1) Inception date is June 24, 2005 for Class A, October 24, 2005 for Class N.
(2) Adjusted for initial maximum sales charge of 4.75%

The performance information quoted above represents past performance, which does not guarantee future results. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Portfolio Review - As of October 31, 2005*

                                                    * Based on total net assets as of October 31, 2005.

Merit Tactical Treasury Fund
SCHEDULE OF INVESTMENTS (Unaudited)				October 31, 2005

		Coupon /	Maturity	Market
Security	Principal	Implied Rate	Date	Value
Federal Agency Discount Notes - 92.64%
Federal Home Loan Bank Discount Notes	$ 5,000,000	zero coupon	11/1/05	$ 5,000,000
Federal Home Loan Bank Discount Notes	5,000,000	zero coupon	11/3/05	4,998,966
Federal Home Loan Bank Discount Notes	100,000	zero coupon	11/7/05	99,937
				10,098,903

Short-Term Investments - 6.01%
Milestone Treasury Obligation	500,000	3.520%	11/1/05	500,000
BNY Hamilton Fund	155,712	3.330%	11/1/05	155,712
				655,712

Total Investments
(Cost $10,754,615)(a)			98.65%	$ 10,754,615

Other Assets Less Liabilities			1.35%	146,719

NET ASSETS			100.00%	$ 10,901,334

(a) Aggregate cost for federal purposes is substantially the same. Unrealized appreciation (depreciation) of investments for federal tax purposes is as follows:

		Aggregate gross unrealized appreciation		$ -
		Aggregate gross unrealized depreciation		-
				$ -

				Unrealized
Futures Contracts Sold Short			Contracts	Appreciation
US 10 Year Futures Contracts
To Expire December 2005 [Underlying face amount, at value $4,121,219]			38	$ 17,812
US Long Bond Futures Contracts
To Expire December 2005 [Underlying face amount, at value $9,517,344]			85	58,438
				$ 76,250

The accompanying notes are an integral part of these financial statements.

Merit Tactical Treasury Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	October 31, 2005

Assets:
Investments in securities at market value
(Identified cost $10,754,615)	$ 10,754,615
Dividends and interest receivable	1,063
Deposits for futures contracts - variation margin	168,408
Other assets	622
Total Assets	10,924,708

Liabilities:
Investment advisory fees payable	2,647
Payable for distribution fees	2,314
Accrued expenses and other liabilities	18,413
Total Liabilities	23,374

Net Assets	$ 10,901,334

Composition of Net Assets:
Paid-in-capital	$ 10,684,523
Accumulated net investment income	12,996
Accumulated net realized gain from security transactions	127,565
Net unrealized appreciation of investments and futures	76,250
Net Assets	$ 10,901,334

Net Asset Value Per Share
Class A
Net Assets	$ 10,871,987
Shares of beneficial interest outstanding	525,274
Net asset value/redemption price	$ 20.70
Offering price per share	$ 21.73
(maximum sales charge of 4.75%)

Class N
Net Assets	$ 29,347
Shares of beneficial interest outstanding	1,418
Net asset value/offering price/redemption price	$ 20.70

The accompanying notes are an integral part of these financial statements.

Merit Tactical Treasury Fund
STATEMENT OF OPERATIONS (Unaudited) For the Period Ended October 31, 2005 (a)

Investment Income:
Interest income	$ 81,151

Expenses:
Management fees	21,668
Fund accounting fees	14,266
Administration fees	13,918
Transfer agent fees	10,786
Professional fees	7,482
Registration fees	6,958
Distribution fees:
Class A	6,400
Shareholder reporting fees	1,740
Custodian fees	1,078
Trustees' fees	870
Other expenses	1,957
Total Expenses	87,123
Less: Investment advisory fees waived and expenses reimbursed	(31,450)
Net Expenses	55,673

Net Investment Income	25,478

Net Realized and Unrealized Gains (Losses)
on Investments and Futures:
Net Realized Gain (Loss) on:
Investment securities	248,409
Futures contracts	(120,844)
Net Change in Net Unrealized Appreciation (Depreciation) of Investments and Futures	76,250
Net Realized and Unrealized Gain on Investments and Futures	203,815

Net Increase in Net Assets Resulting From Operations	$ 229,293

(a) The Fund commenced operations on June 24, 2005.

The accompanying notes are an integral part of these financial statements.

Merit Tactical Treasury Fund
STATEMENTS OF CHANGES IN NET ASSETS

For Period Ended
October 31, 2005 (a)
(Unaudited)

Operations:
Net investment income	$ 25,478
Net realized gain from security transactions and futures	127,565
Net change in unrealized appreciation (depreciation)
of investments and futures	76,250
Net Increase in Net Assets
Resulting From Operations	229,293

Distributions to Shareholders From:
Net Investment Income:
Class A	(12,482)
Class N	-
Total Distributions to Shareholders	(12,482)

Capital Share Transactions:
Net proceeds from shares sold:
Class A	13,512,886
Class N	29,450
Reinvestment of dividends:
Class A	12,482
Class N	-
Cost of shares redeemed:
Class A	(2,870,295)
Class N	-
Net Increase in Net Assets From
Capital Share Transactions	10,684,523

Total Increase in Net Assets	10,901,334

Net Assets:
Beginning of Period	-
End of Period*	$ 10,901,334

* Includes accumulated net investment income of:	$ 12,996

(a) The Fund commenced operations on June 24, 2005.

The accompanying notes are an integral part of these financial statements.

Merit Tactical Treasury Fund
FINANCIAL HIGHLIGHTS (Unaudited)
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Class A Shares		Class N Shares
	For The Period		For The Period
	June 24, 2005** to		October 24, 2005** to
	October 31, 2005		October 31, 2005
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$ 20.00		$ 20.65
Income From Investment Operations:
Net investment income [1]	0.07		0.01
Net gain (loss) from securities
(both realized and unrealized)	0.65		0.04
Total from investment operations	0.72		0.05

Distributions to shareholders from
net investment income	(0.02)		-

Net Asset Value, End of Period	$ 20.70		$ 20.70

Total Return [2]	3.54%		0.24%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 10,872		$ 29
Ratio of expenses to average net assets:
Before expense waiver/reimbursement	3.44%	[3]	1.86%	[3]
After expense waiver/reimbursement	2.20%	[3]	1.86%	[3]
Ratio of net investment income
to average net assets:
Before expense waiver/reimbursement	(0.24)%	[3]	2.22%	[3]
After expense waiver/reimbursement	1.01%	[3]	2.22%	[3]
Portfolio turnover rate	2502%	[4]	2502%	[4]

**	The Merit Tactical Treasury Fund - Class A and N Shares commenced operations on June 24, 2005 and October 24, 2005, respectively.
[1] Per share amounts calculated using the average shares method.
[2]	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
[3] Annualized.
[4]	The Portfolio turnover rate reflects a change in the selection of investments by Fund management used to achieve the Fund's investment objective.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)                                                    October 31, 2005

1. ORGANIZATION

The Merit Tactical Treasury Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of the Merit Advisors Investment Trust (the “Trust”), a registered open-end management investment company. The Trust was organized on December 10, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “Act”). The Fund began operations on June 24, 2005. The primary investment objective of the Fund is to seek total return.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders. The Fund has an unlimited number of authorized shares, which are divided into three classes – Class A Shares, Class C Shares and Class N Shares.

Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Class A Shares purchased are subject to a maximum sales charge of 4.75%. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

Merit Advisors, Inc., the Fund’s investment advisor (the “Advisor”) expects the Fund to be used as a short-term investment vehicle by investors that follow the Advisor’s Buy and Sell Signals. Based upon certain market conditions or possible market conditions, the Advisor may recommend that its clients redeem their shares of the Fund (a “Sell Signal”). When the Advisor gives a Sell Signal, the Advisor posts simultaneously a notice of the Sell Signal on its web site at www.meritadvisors.com.  Since investors have different investment objectives and strategies, a recommendation by the Advisor to its clients to redeem their shares should not necessarily be deemed a recommendation to all shareholders to redeem their shares in the Fund, and shareholders should consult their own investment advisor.  Please read the Fund’s Prospectus for more information about the Sell Signals.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation – Securities listed on an exchange are valued at the last sales price at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures, if any, are valued following fair value procedures approved by the Board of Trustees of the Trust (the “Trustees”). Short-term investments are valued at amortized cost, which approximates value.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                               October 31, 2005

Restricted Security Transactions – Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2005, the Fund held no restricted securities.

Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

Futures Contracts - The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective.  Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.   At October 31, 2005, the underlying face amount of futures sold short exceeded 100% of the value of the Fund’s portfolio.   Subsequent to October 31, 2005, the amount was reduced and maintained below 100%.

Distributions to Shareholders - The Fund intends to distribute substantially all of its income and realized gains to its shareholders every year.   Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gain distributions, if any, will be made at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund. As compensation for its services, the Advisor receives a fee at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.95% of the average

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                    October 31, 2005

daily net assets of the Fund for the fiscal year ending April 30, 2006. As a result, the Fund’s “Total Annual Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) will be limited to 2.20% for Class A Shares, which includes 0.25% for distribution and service fees, 2.95% for Class C Shares, which includes 1.00% for distribution and service fees and limited to 1.95% for the Class N Shares.  Amounts waived/reimbursed by the advisor will be subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  There can be no assurance that the Expense Limitation Agreement will continue in the future.  Pursuant to the Expense Limitation Agreement, the Advisor waived fees amounting to $21,668 and reimbursed expenses in the amount of $9,782 for the period ended October 31, 2005.

Pursuant to an investment sub-advisory agreement, Avondale Investments, LLC (the “Sub-Advisor”) provides the Advisor with advice and recommendations as to possible investment decisions for the Fund and in the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees. The Sub-Advisor receives from the Advisor monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.375% for its sub-advisory services to the Fund. The Fund does not pay a direct fee to the Sub-Advisor.   The control person of the Sub-Advisor is also a control person of the Advisor.

Gemini Fund Services, LLC (“GFS”) serves as administrator and provides accounting services to the Fund pursuant to an administration agreement.  Under terms of such agreement, GFS is paid an annual fee, which is computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.  The Fund and GFS are also parties to a servicing agreement, under which GFS provides transfer agency and dividend disbursing services for the Fund.

Aquarius Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter and distributor.   The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sales may have been made.

Certain Trustees and officers of the Trust are also officers of the Advisor or GFS.

4. DISTRIBUTION AND SERVICE FEES

The Trustees, including the Trustees who are not “interested persons” of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the “Plan”) applicable to the Class A and C Shares.  The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% and 1.00%, respectively, per annum of the average daily net assets of Class A and C Shares, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class A Shares and Class C Shares in the Fund or support servicing of Class A Shares’ and Class C Shares’ shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Class A Shares’ and Class C Shares’ average daily net assets.    The Fund incurred $6,400 of such expenses for Class A Shares for the period ended October 31, 2005.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                    October 31, 2005

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, aggregated $35,131,129 and $35,415,461, respectively, for the period ended October 31, 2005.

6. SHARES OF BENEFICIAL INTEREST

For the periods indicated, transactions in shares of beneficial interest were as follows:

Period Ended October 31, 2005
Class A Shares*
Issued	665,201
Reinvested from Dividends	604
Redeemed	(140,531)
Net Increase (Decrease) in Shares	525,274

Class N Shares**
Issued	1,418
Reinvested from Dividends	0
Redeemed	0
Net Increase (Decrease) in Shares	1,418

* Inception date for Class A Shares is June 24, 2005.
** Inception date for Class N Shares is October 24, 2005.

FUND EXPENSES (Unaudited)                                                                           October 31, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period [June 24, 2005 through October 31, 2005 for Class A, and October 24, 2005 through October 31, 2005 for Class N Shares] as indicated below.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 06/24/2005	Ending Account Value 10/31/2005	Expenses Paid During Period[1]

Actual Return Class A	$1,000.00	$1,035.40	$7.97
Hypothetical Return Class A	1,000.00	1,009.97	7.87

	Beginning Account Value 10/24/2005	Ending Account Value 10/31/2005	Expenses Paid During Period[2]

Actual Return Class N	$1,000.00	$1,002.40	$0.46
Hypothetical Return Class N	1,000.00	1,000.77	0.46

1 Expenses are equal to the annualized expense ratio (2.20% for Class A)
multiplied by average account value over the period, multiplied by 130/365 (to reflect the inception period.)
2 Expenses are equal to the annualized expense ratio (1.86% for Class N Shares) multiplied by average account value over the period, multiplied by 9/365 (to reflect the inception period.)

PROXY VOTING POLICY

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-877-556-3730. After August 31, 2006, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website, at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds.   Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)        The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     The Merit Advisors Investment Trust

By (Signature and Title)

*                                      /s/ J. Paul Cunningham

                                        J. Paul Cunningham, President

Date                                             1/11/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*            /s/ Donald L. Dillingham

Donald L. Dillingham, Treasurer

Date                                             1/11/06

By (Signature and Title)

*            /s/ J. Paul Cunningham

J. Paul Cunningham, President

Date                                             1/11/06

* Print the name and title of each signing officer under his or her signature.